Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income/(loss)	¥ 54,530	$ 7,798	¥ 1,582,299	¥ 2,080,197
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustment	(40,669)	(5,816)	22,142	(1,909)
Unrealized gain/(loss) on other financial investments	(41,116)	(5,880)	33,457	17,813
Comprehensive income/(loss)	¥ (27,255)	$ (3,898)	¥ 1,637,898	¥ 2,096,101